Annual Total Returns[BarChart] - Nationwide Investor Destinations Moderately Conservative - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.21%	8.15%	9.49%	4.08%	(0.72%)	6.33%	9.46%	(4.30%)	15.09%	9.80%